PIA Short Duration Bond Fund
PIA Short Duration Bond Fund
Investment Objective
The Short Duration Bond Fund’s investment objective is to seek a high level of current income, consistent with low volatility of principal.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $250,000 in the Fund’s Class A shares.  More information about these and other discounts is available from your financial professional and in the “Reducing Your Sales Charge” section on page  24 of the Fund’s Prospectus and the “Breakpoints/Volume Discounts and Sales Charge Waivers” section on page 44 of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees - PIA Short Duration Bond Fund	Class A	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.50%	none

Annual Fund Operating Expenses - PIA Short Duration Bond Fund		Class A	Class I
Management Fees		0.47%	0.47%
Distribution and Service (Rule 12b-1) Fees		0.25%	none
Other Expenses	[1]	0.84%	0.84%
Total Annual Fund Operating Expenses		1.56%	1.31%
Less: Fee Waiver and Expense Reimbursement	[2]	(0.56%)	(0.56%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement		1.00%	0.75%
[1]	Other expenses are based on estimated Fund expenses for the current fiscal year.
[2]	Pacific Income Advisers, Inc. ( the "Adviser") has contractually agreed to waive all or a portion of its management fees and pay Fund expenses to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement (excluding acquired fund fees and expenses ("AFFE"), interest, taxes and extraordinary expenses) do not exceed 1.00% of the average daily net assets of the Fund's Class A shares and 0.75% of the average daily net assets of the Fund's Class I shares (the "Expense Caps"). The Expense Caps will remain in effect through at least March 28, 2017 , and may be terminated only by the Trust's Board of Trustees (the "Board" or the "Trustees"). The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Caps.

Example :
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all shares at the end of those periods (unless otherwise indicated). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Caps only in the first year).

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - PIA Short Duration Bond Fund - USD ($)	1 Year	3 Years
Class A	349	677
Class I	77	360

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  As the Fund is new, it does not have any portfolio turnover as of the date of this Prospectus.

Principal Investment Strategies of the Fund:
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in fixed-income securities.  The Fund expects that the weighted average duration of the securities in the portfolio will typically be less than three (3) years.  Fixed-income securities in which the Fund may invest include:

•	short-term and intermediate-term corporate obligations which may be rated, or with respect to up to 15% of the Fund’s net assets, unrated or rated below investment grade ( i.e., junk bonds);

•	obligations issued or guaranteed by the U.S. and foreign governments and their agencies and instrumentalities;

•	mortgage-backed securities; and

•	asset-backed securities.

The Fund may also invest in bank obligations, collateralized mortgage obligations, foreign fixed-income securities (including those from emerging markets) and hybrid securities such as convertible bonds.  Additionally, the Fund may invest up to 30% of its net assets in derivative instruments including debt futures contracts, stock index futures contracts, option contracts, options on securities, options on securities indexes, options on debt futures, credit default swaps, interest rate swaps and other derivative securities.  The Fund invests in such derivative instruments primarily for hedging purposes.

The Fund may invest up to 20% of its net assets in other investment companies (mutual funds and exchange-traded funds (“ETFs”)).  Investments in other investment companies that invest predominantly in short-term fixed income securities are considered short-term fixed income securities for purposes of the Fund’s 80% test and investments in other investment companies that invest predominantly in securities rated less than investment grade are considered securities rated less than investment grade for purposes of the Fund’s 15% test.

Duration is a measure of a debt security’s price sensitivity.  Higher duration indicates bonds that are more sensitive to interest rate changes – the higher the duration, the more the bond’s price will drop as interest rates go up.  Bonds with shorter duration are less sensitive to interest rate changes.  For example, a duration of three years means that a debt security’s price would be expected to decrease by approximately 3% with a 1% increase in interest rates.  Duration takes into account a debt security’s cash flows over time including the possibility that a debt security might be prepaid by the issuer or redeemed by the holder prior to its stated maturity date.  In contrast, maturity measures only the time until final payment is due.

The Adviser may invest up to 100% of the Fund’s total assets in high-quality, short-term debt securities and money market instruments for temporary defensive purposes.

In selecting investments for the Fund, the Adviser primarily will consider credit quality, duration and yield.  The Adviser may actively trade the Fund’s portfolio.  The Fund’s annual portfolio turnover rate may exceed 100%.

The Adviser may sell a security as part of its overall investment decision to reposition assets into a more attractive security or to implement a change in maturity and quality to the overall portfolio.  The Fund is a non-diversified investment company.

Principal Risks of Investing in the Fund
Losing all or a portion of your investment is a risk of investing in the Fund.  The success of the Fund cannot be guaranteed.  There are risks associated with investments in the types of securities in which the Fund invests.  These risks include:

•	Market Risk. The prices of the securities in which the Fund invests may decline for a number of reasons including in response to economic developments and perceptions about the creditworthiness of individual issuers.

•	Risks Associated with High Yield Securities. Securities with ratings lower than BBB or Baa are known as “high yield” securities (commonly known as “junk bonds”). High yield securities provide greater income and opportunity for gains than higher-rated securities but entail greater risk of loss of principal.

•	Management Risk. The Fund is an actively managed portfolio. The Adviser’s management practices and investment strategies might not work to produce the desired results.

•	Interest Rate Risk. Fixed income securities will decline in value because of changes in interest rates. It is likely there will be less governmental action in the near future to maintain low interest rates. The negative impact on fixed income securities from the resulting rate increases for that and other reasons could be swift and significant.

•	Credit Risk. The issuers of the bonds and other debt securities held by the Short Duration Bond Fund may not be able to make interest or principal payments.

•	Prepayment Risk. Issuers of securities held by the Fund may be able to prepay principal due on these securities, particularly during periods of declining interest rates. Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, and may offer a greater potential for loss when interest rates rise. Prepayment risk is a major risk of mortgage-backed securities.

•	Extension Risk. An issuer may pay principal on an obligation held by the Fund (such as an asset-backed or mortgage-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease.

•	Convertible Bond Risk. Convertible bonds are hybrid securities that have characteristics of both bonds and common stocks and are subject to debt security risks and equity risk. Convertible bonds are subject to equity risk especially when their conversion value is greater than the interest and principal value of the bond. The prices of equity securities may rise or fall because of economic or political changes and may decline over short or extended periods of time.

•	ETF and Mutual Fund Risk. When the Fund invests in an ETF or mutual fund, it will bear additional expenses based on its pro rata share of the ETF’s or mutual fund’s operating expenses, including the potential duplication of management fees. The risk of owning an ETF or mutual fund generally reflects the risks of owning the underlying securities the ETF or mutual fund holds. The Fund also will incur brokerage costs when it purchases ETFs.

•	Risks Associated with Asset-Backed Securities. These include Market Risk, Interest Rate Risk, Credit Risk, Prepayment Risk and Extension Risk (each described above). Asset-backed securities may decline in value when defaults on the underlying assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of assets underlying such securities may require the Fund to reinvest that money at lower prevailing interest rates, resulting in reduced returns.

•	Risks Associated with Mortgage-Backed Securities. These include Market Risk, Interest Rate Risk, Credit Risk, Prepayment Risk and Extension Risk as well as the risk that the structure of certain mortgage-backed securities may make their reaction to interest rates and other factors difficult to predict, making their prices very volatile. In particular, events related to the U.S. housing market in recent years have had a severe negative impact on the value of some mortgage-backed securities and resulted in an increased risk associated with investments in the securities.

•	Liquidity Risk. Low or lack of trading volume may make it difficult to sell securities held by the Fund at quoted market prices.

•	Foreign and Emerging Market Securities Risk. Foreign economies may differ from domestic companies in the same industry. Investment in emerging markets involves additional risks, including less social, political and economic stability, smaller securities markets and lower trading volume, restrictive national policies and less developed legal structures.

•	Non-Diversification Risk. The Fund is a non-diversified investment company. As such, it will invest in fewer securities than a diversified investment company and its performance may be more volatile because changes in a single security in the Fund’s portfolio may have a greater effect on the Fund. If the securities in which the Fund invests perform poorly, the Fund could incur greater losses than if the Fund was diversified.

•	Portfolio Turnover Risk. A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains, which may subject you to a higher tax liability. A high portfolio turnover rate also leads to higher transactions costs.

•	Derivatives Risk. Derivatives involve the risk of improper valuation, the risk of ambiguous documentation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying security.

•	Leverage Risk. Losses from a derivative instrument may be greater than the amount invested in the derivative instrument. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment.

•	Adjustable Rate and Floating Rate Securities Risks. Although adjustable and floating rate debt securities tend to be less volatile than fixed-rate debt securities, they nevertheless fluctuate in value.

•	Risks Associated with Inflation and Deflation. Inflation risk is the risk that the rising cost of living may erode the purchasing power of an investment over time. Deflation risk is the risk that prices throughout the economy decline over time – the opposite of inflation.

•	New Fund Risk. The Fund is new with no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund.

Performance
When the Fund has been in operation for a full calendar year, performance information will be shown here.  Updated performance information is available on the Fund’s website at www.piamutualfunds.com  or by calling the Fund toll-free at 1-800-251-1970.